Commitments & Contingencies (Details Textual)	1 Months Ended		6 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Oct. 09, 2016 USD ($)	Oct. 09, 2016 CNY (¥)
Commitments and Contingencies (Textual)
Rent expense			$ 113,484
Accrued rent expenses and penalties			111,885	¥ 770,950
Incurred interest expenses			$ 0		$ 0
Repaid by Mr. Yu Han								$ 1,334,064	¥ 8,917,562
Accumulated unpaid amount						$ 32,487	¥ 216,280
Fines and penalties description			If the Company fails to do so within the specified time period, the local housing authority may impose a monetary fine of RMB 10,000 up to RMB 50,000 and may also submit to the local people's court for enforcement.	If the Company fails to do so within the specified time period, the local housing authority may impose a monetary fine of RMB 10,000 up to RMB 50,000 and may also submit to the local people's court for enforcement.
Non-cancellable capital lease agreements expired date			Expired on January 2017.	Expired on January 2017.
Lease agreements description	Lease agreements for office space in Hangzhou, China for a duration of two years.	Lease agreement for office space in Hong Kong for a duration of two years.